Loss Per Share	6 Months Ended
Jun. 30, 2017
Loss Per Share
Loss Per Share

Net loss per share is computed by dividing net loss by the weighted average number of common shares outstanding during the period. The computation of diluted net loss per share for the three-month and six-month period ended June 30, 2017 did not include 475,000 and 560,000 respectively, of restricted stock units to purchase shares of Class B Common Stock as their inclusion would be antidilutive. There were no restricted stock units outstanding for the three-month and six-month period ended June 30, 2016.